COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)		1 Months Ended	12 Months Ended
	Aug. 16, 2023	Aug. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Feb. 23, 2023
Offsetting Assets [Line Items]
Operating lease expense			$ 45,440	$ 45,000
Agreement amendment fee					$ 2,000
Deverra [Member]
Offsetting Assets [Line Items]
Cash payment	$ 570,000
Number of shares converted	200,000
University of Pittsburgh, HER2 [Member]
Offsetting Assets [Line Items]
Contractual obligation			507,535	$ 716,714		$ 716,714
Payment for milestones			209,179
Car T License [Member]
Offsetting Assets [Line Items]
[custom:InitialLicenseFee-0]		$ 75,000
Annual maintenance fee description		annual maintenance fees ranging between $15,000 and $25,000
Finders Fee And Indemnity Agreement [Member]
Offsetting Assets [Line Items]
Payment for finders fee			54,000
First Year Extension [Member]
Offsetting Assets [Line Items]
Monthly rent			3,805
Second Year Extension [Member]
Offsetting Assets [Line Items]
Monthly rent			$ 3,860